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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05686
AIM Investment Securities Funds (Invesco Investment Securities Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 9/30/10
* The Fund included is Invesco Van Kampen Limited Duration Fund.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX

Item 1. Schedule of Investments.

Invesco Van Kampen Limited Duration Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-LTDD-QTR-1 09/10	Invesco Advisers, Inc.

Invesco Van Kampen Limited Duration Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 55.7%
	Airlines 0.6%
$255	Delta Air Lines, Inc.	6.200%	07/02/18	$269,981
250	Delta Air Lines, Inc.	7.111	03/18/11	262,188

				532,169

	Automotive 0.7%
530	Daimler Finance North America LLC	7.300	01/15/12	569,538

	Automotive Retail 0.4%
335	AutoZone, Inc.	6.500	01/15/14	378,672

	Banking 13.4%
625	Abbey National Treasury Services PLC (United Kingdom) (a)	3.875	11/10/14	641,596
450	American Express Co.	7.250	05/20/14	527,423
370	Bank of America Corp.	3.700	09/01/15	374,879
595	Bank One Corp.	5.250	01/30/13	641,391
570	Barclays Bank PLC (United Kingdom)	5.200	07/10/14	632,792
580	Capital One Financial Corp.	5.700	09/15/11	604,772
415	Citigroup, Inc.	5.375	08/09/20	431,221
385	Citigroup, Inc.	6.500	08/19/13	426,338
415	Commonwealth Bank of Australia (Australia) (a)	2.750	10/15/12	425,553
330	Credit Suisse New York (Switzerland)	5.500	05/01/14	370,160
205	Credit Suisse USA, Inc.	6.125	11/15/11	217,284
730	JPMorgan Chase & Co.	4.750	05/01/13	793,170
350	Macquarie Group Ltd. (Australia) (a)	7.300	08/01/14	392,026

Invesco Van Kampen Limited Duration Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$555	National Australia Bank Ltd. (Australia) (a)	5.350%	06/12/13	$607,537
390	Nationwide Building Society (United Kingdom) (a)	4.650	02/25/15	407,849
555	Nordea Bank AB (Sweden) (a)	2.500	11/13/12	566,073
525	Northern Trust Corp.	5.500	08/15/13	591,681
580	Royal Bank of Scotland PLC (United Kingdom)	4.875	03/16/15	611,301
460	Standard Chartered PLC (United Kingdom) (a)	3.850	04/27/15	479,870
565	UBS AG Stamford CT (Switzerland)	3.875	01/15/15	589,521
310	US Bancorp	2.000	06/14/13	317,701
280	US Bancorp	4.200	05/15/14	306,400
500	Wells Fargo & Co.	3.750	10/01/14	531,823

				11,488,361

	Broadcasting & Cable TV 0.4%
345	COX Communications, Inc.	4.625	06/01/13	372,099

	Brokerage 2.4%
485	Goldman Sachs Group, Inc.	5.250	10/15/13	527,669
285	Goldman Sachs Group, Inc.	6.875	01/15/11	289,287
350	Merrill Lynch & Co., Inc.	5.450	02/05/13	375,546
315	Morgan Stanley	4.000	07/24/15	323,235
530	TD Ameritrade Holding Corp.	2.950	12/01/12	545,026

				2,060,763

	Department Stores 0.7%
605	Macy’s Retail Holdings, Inc.	5.350	03/15/12	626,175

Invesco Van Kampen Limited Duration Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Diversified Banks 3.0%
$540	ANZ National International Ltd. (New Zealand) (a)	2.375%	12/21/12	$550,602
500	Bank of Nova Scotia (Canada)	2.375	12/17/13	517,977
285	BPCE SA (France) (a)(b)	2.375	10/04/13	286,527
330	National Agricultural Cooperative Federation (South Korea) (a)	4.250	01/28/16	342,479
500	Santander US Debt SA Unipersonal (Spain) (a)(b)	2.991	10/07/13	500,000
375	Westpac Banking Corp. (Australia)	2.100	08/02/13	381,118

				2,578,703

	Diversified Chemicals 0.7%
545	Dow Chemical Co.	5.900	02/15/15	609,531

	Diversified Metals & Mining 0.8%
550	Anglo American Capital PLC (United Kingdom) (a)	9.375	04/08/14	671,758

	Diversified REIT’s 0.7%
575	Qatari Diar Finance QSC (Qatar) (a)	3.500	07/21/15	587,350

	Electric 2.1%
540	Dominion Resources, Inc.	5.700	09/17/12	589,642
535	Enel Finance International SA (Luxembourg) (a)	3.875	10/07/14	556,852
585	Southern Power Co.	4.875	07/15/15	655,089

				1,801,583

	Electric Utilities 1.1%
545	Electricite de France (France) (a)	5.500	01/26/14	614,543
350	Southern Co.	2.375	09/15/15	355,870

				970,413

Invesco Van Kampen Limited Duration Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Food & Beverage 1.8%
$300	Anheuser-Busch InBev Worldwide, Inc.	2.500%	03/26/13	$307,727
400	Anheuser-Busch InBev Worldwide, Inc.	3.000	10/15/12	415,009
290	Anheuser-Busch InBev Worldwide, Inc. (a)	5.375	11/15/14	326,016
310	ConAgra Foods, Inc.	5.875	04/15/14	354,166
95	Sara Lee Corp.	2.750	09/15/15	96,335

				1,499,253

	Health Care 0.7%
560	UnitedHealth Group, Inc.	5.250	03/15/11	571,232

	Health Care Equipment 0.9%
365	Boston Scientific Corp.	5.450	06/15/14	384,710
400	CareFusion Corp.	4.125	08/01/12	418,500

				803,210

	Health Care Services 0.4%
310	Express Scripts, Inc.	5.250	06/15/12	330,783

	Hotels, Resorts & Cruise Lines 0.8%
640	Marriott International, Inc.	4.625	06/15/12	670,159

	Independent Energy 0.6%
465	Devon Financing Corp. ULC (Canada)	6.875	09/30/11	493,247

	Industrial Conglomerates 1.4%
335	Hutchison Whampoa International Ltd. (Cayman Islands) (a)	4.625	09/11/15	359,515
800	NBC Universal, Inc. (a)(b)	2.100	04/01/14	801,528

				1,161,043

	Insurance Brokers 0.6%
500	AON Corp.	3.500	09/30/15	509,944

Invesco Van Kampen Limited Duration Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Integrated Oil & Gas 0.3%
$250	Shell International Finance (Netherlands)	3.100%	06/28/15	$263,552

	Integrated Telecommunication Services 0.7%
585	Telecom Italia Capital SA (Luxembourg)	5.250	11/15/13	629,861

	Life Insurance 1.6%
755	Met Life Global Funding I (a)	5.750	07/25/11	782,452
120	MetLife, Inc.	2.375	02/06/14	121,416
485	Prudential Financial, Inc.	3.625	09/17/12	504,327

				1,408,195

	Media-Cable 2.4%
490	Comcast Cable Holdings LLC	9.800	02/01/12	544,699
335	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	4.750	10/01/14	365,983
470	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	7.625	05/15/16	525,225
500	Time Warner Cable, Inc.	8.250	02/14/14	596,567

				2,032,474

	Metals 2.2%
600	ArcelorMittal (Luxembourg)	3.750	08/05/15	607,547
300	ArcelorMittal (Luxembourg)	9.000	02/15/15	362,603
345	BHP Billiton Finance USA Ltd. (Australia)	8.500	12/01/12	399,558
500	Freeport-McMoRan Cooper & Gold, Inc.	8.375	04/01/17	557,344

				1,927,052

	Movies & Entertainment 0.7%
550	Viacom, Inc.	4.375	09/15/14	598,677

Invesco Van Kampen Limited Duration Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Multi-Line Insurance 0.1%
$75	Genworth Financial, Inc.	7.700%	06/15/20	$79,370

	Noncaptive-Consumer Finance 0.7%
605	HSBC Finance Corp.	6.750	05/15/11	627,180

	Noncaptive-Diversified Finance 1.2%
545	General Electric Capital Corp.	5.450	01/15/13	593,598
375	General Electric Capital Corp.	5.900	05/13/14	425,394
45	Nissan Motor Acceptance Corp. (a)	3.250	01/30/13	46,388

				1,065,380

	Office 0.3%
260	Digital Realty Trust, LP (a)	4.500	07/15/15	270,006

	Oil & Gas Exploration & Production 0.4%
295	Pemex Project Funding Master Trust	6.625	06/15/35	323,031

	Oil Field Services 0.6%
510	EOG Co. of Canada (Canada) (a)	7.000	12/01/11	542,716

	Other Diversified Financial Services 0.9%
420	ERAC USA Finance Co. (a)	2.750	07/01/13	429,462
100	ERAC USA Finance Co. (a)	5.800	10/15/12	108,150
235	ING Bank NV (Netherlands) (a)	3.000	09/01/15	237,022

				774,634

	Pipelines 1.8%
400	Enterprise Products Operating LLC	9.750	01/31/14	491,105
200	Enterprise Products Operating LP	7.500	02/01/11	204,425
250	Spectra Energy Capital LLC	5.668	08/15/14	281,242

Invesco Van Kampen Limited Duration Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pipelines (continued)
$475	Spectra Energy Capital LLC	5.900%	09/15/13	$529,564

				1,506,336

	Property & Casualty Insurance 0.0%
40	WR Berkley Corp.	5.375	09/15/20	40,946

	Railroads 0.4%
353	Union Pacific Corp.	6.500	04/15/12	382,615

	Restaurants 0.3%
230	Yum! Brands, Inc.	8.875	04/15/11	239,994

	Retailers 0.5%
385	CVS Caremark Corp.	5.750	08/15/11	401,988

	Specialized Finance 0.6%
525	Moody’s Corp.	5.500	09/01/20	542,396

	Supermarkets 1.4%
506	Delhaize Group (Belgium)	5.875	02/01/14	572,486
525	Kroger Co.	7.500	01/15/14	621,749

				1,194,235

	Technology 1.1%
503	Xerox Corp.	6.875	08/15/11	528,472
320	Xerox Corp.	8.250	05/15/14	383,773

				912,245

	Tobacco 0.7%
530	Altria Group, Inc.	7.750	02/06/14	627,939

	Wireless Telecommunication Services 0.7%
530	Vodafone Group PLC (United Kingdom)	5.000	12/16/13	583,896

	Wireline 1.9%
280	AT&T, Inc.	2.500	08/15/15	286,236

Invesco Van Kampen Limited Duration Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireline (continued)
$450	AT&T, Inc.	4.950%	01/15/13	$489,714
615	BellSouth Corp.	6.000	10/15/11	648,307
200	British Telecommunications PLC (United Kingdom)	9.375	12/15/10	203,258

				1,627,515

	Total Corporate Bonds 55.7%			47,888,219

	Asset Backed Securities 25.7%
650	Ally Auto Receivables Trust	1.450	05/15/14	656,892
150	Ally Master Owner Trust (a)(c)	2.007	01/15/15	153,142
1,150	American Express Credit Account Master Trust (c)	0.507	11/16/15	1,150,662
1,175	American Express Credit Account Master Trust (c)	1.507	03/15/17	1,220,833
302	ARI Fleet Lease Trust (a)(c)	1.707	08/15/18	302,447
1,225	Bank of America Auto Trust (a)	2.130	09/15/13	1,240,372
1,200	BMW Floorplan Master Owner Trust (a)(c)	1.407	09/15/14	1,215,792
1,150	Chase Issuance Trust (c)	1.807	04/15/14	1,174,964
114	Chrysler Financial Auto Securitization Trust	1.850	06/15/11	113,625
875	Citibank Credit Card Issuance Trust	2.250	12/23/14	900,797
1,075	CNH Equipment Trust	1.540	07/15/14	1,088,353
1,150	Discover Card Master Trust (c)	1.557	12/15/14	1,169,082
1,200	Ford Credit Floorplan Master Owner Trust (c)	1.807	09/15/14	1,220,738
575	Ford Credit Floorplan Master Owner Trust (a)	4.200	02/15/17	625,386
2,000	GE Capital Credit Card Master Note Trust	3.690	07/15/15	2,098,229

Invesco Van Kampen Limited Duration Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Asset Backed Securities (continued)
$1,000	GE Dealer Floorplan Master Note Trust (c)	1.937%	07/21/14	$1,016,412
550	Harley-Davidson Motorcycle Trust	1.740	09/15/13	554,534
625	Harley-Davidson Motorcycle Trust	1.870	02/15/14	631,622
986	Huntington Auto Trust (a)	3.940	06/17/13	1,003,463
600	MMAF Equipment Finance LLC (a)	2.370	11/15/13	608,740
800	MMCA Automobile Trust (a)	1.390	01/15/14	804,533
275	Nissan Master Owner Trust Receivables (a)(c)	1.407	01/15/15	279,285
1,175	Toyota Auto Receivables Owner Trust	1.270	12/16/13	1,185,013
52	USAA Auto Owner Trust, Class A3	4.160	04/15/12	52,645
1,100	Volvo Financial Equipment LLC (a)	1.060	06/15/12	1,102,688
584	Wheels SPV LLC (a)(c)	1.807	03/15/18	588,169

	Total Asset Backed Securities 25.7%			22,158,418

	Agency Bonds 4.8%
	Commercial Banks 2.7%
615	Commonwealth Bank of Australia (Australia) (a)	2.500	12/10/12	638,097
1,660	Royal Bank of Scotland PLC (United Kingdom) (a)	2.625	05/11/12	1,703,360

				2,341,457

	Money Center Banks 0.9%
740	Lloyds TSB Bank PLC (United Kingdom) (a)	2.800	04/02/12	761,201

Invesco Van Kampen Limited Duration Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Special Purpose Banks 1.2%
$1,035	Kreditanstalt fuer Wiederaufbau (Germany)	2.250%	04/16/12	$1,062,039

	Total Agency Bonds 4.8%			4,164,697

	United States Treasury Obligations 5.1%
500	United States Treasury Notes	2.125	11/30/14	522,734
1,500	United States Treasury Notes	2.375	10/31/14	1,583,438
2,100	United States Treasury Notes	3.250	12/31/16	2,292,281

	Total United States Treasury Obligations 5.1%			4,398,453

	Collateralized Mortgage Obligations 4.4%
335	Bear Stearns Commercial Mortgage Securities (d)	5.200	01/12/41	362,917
1,000	Commercial Mortgage Pass Through Certificates, Class A (a)(c)	0.757	07/16/34	976,940
852	FDIC Structured Sale Guaranteed Notes (a)(c)	0.809	02/25/48	854,498
556	Federal Home Loan Mortgage Corp.	7.500	09/15/29	651,864
177	Government National Mortgage Association (REMIC) (c)	0.657	09/16/19	177,771
350	LB-UBS Commercial Mortgage Trust, Class A4	4.367	03/15/36	365,251
350	TIAA Seasoned Commercial Mortgage Trust, Class A2 (d)	5.762	08/15/39	372,957

	Total Collateralized Mortgage Obligations 4.4%			3,762,198

	Adjustable Rate Mortgage Backed Securities 1.3%
195	Federal Home Loan Mortgage Corp. (c)	5.520	01/01/38	208,036
183	Federal Home Loan Mortgage Corp. (c)	6.042	02/01/37	194,492

Invesco Van Kampen Limited Duration Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Adjustable Rate Mortgage Backed Securities (continued)
$80	Federal National Mortgage Association (c)	2.409%	09/01/19	$80,086
510	Federal National Mortgage Association (c)	2.606	05/01/35	533,772
116	Federal National Mortgage Association (c)	5.741	03/01/38	123,727

	Total Adjustable Rate Mortgage Backed Securities 1.3%			1,140,113

	Mortgage Backed Securities 0.9%
2	Federal Home Loan Mortgage Corp.	6.500	01/01/33	1,677
686	Federal National Mortgage Association	6.500	11/01/23 to 11/01/33	765,455
32	Federal National Mortgage Association	7.000	07/01/26 to 10/01/30	36,510
0	Government National Mortgage Association	9.500	09/15/17	490

	Total Mortgage Backed Securities 0.9%			804,132

	Municipal Bonds 0.5%
	Kentucky 0.5%
400	Kentucky Asset Liability Commission	3.165	04/01/18	404,648

Total Long-Term Investments 98.4% (Cost $82,495,685)				84,720,878

Money Market Funds 1.6%
Liquid Assets Portfolio-Institutional Class (e)				675,322

Invesco Van Kampen Limited Duration Fund
Schedule of Investments ■ September 30, 2010 (Unaudited) continued

Description	Value

Money Market Funds (continued)
Premier Portfolio-Institutional Class (e)	$675,322

Total Money Market Funds 1.6% (Cost $1,350,644)	1,350,644

United States Government Agencies & Obligations 1.3%
United States Treasury Bill ($1,093,000 par, yielding 0.019%, 10/28/10 maturity) (Cost $1,092,843) (f)	1,092,843

Total Investments 101.3% (Cost $84,939,172)	87,164,365

Liabilities in Excess of Other Assets (1.3%)	(1,122,366)

Net Assets 100.0%	$86,041,999

Investment Abbreviations:
REMIC — Real Estate Mortgage Investment Conduits
Notes to Schedule of Investments:
Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Security purchased on a when-issued or delayed delivery basis.

(c)	Floating Rate Coupon

(d)	Variable Rate Coupon

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Invesco Van Kampen Limited Duration Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
(f)	All or a portion of this security has been physically segregated in connection with open futures contracts.
Futures contracts outstanding as of September 30, 2010:

	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S Treasury Notes 2-Year Futures, December 2010 (Current Notional Value of $219,484 per contract)	8	$3,608

Short Contracts
U.S. Treasury Notes 10-Year Futures, December 2010 (Current Notional Value of $126,047 per contract)	33	(16,053)
U.S. Treasury Notes 5-Year Futures, December 2010 (Current Notional Value of $120,867 per contract)	34	(44,962)

Total Short Contracts	67	(61,015)

Total Futures Contracts	75	$(57,407)

Security Valuations Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the

Invesco Van Kampen Limited Duration Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

		Level 2	Level 3
		Other Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Investments in an Asset Position:

Corporate Bonds	$—	$47,888,219	$—	$47,888,219

Asset Backed Securities	—	22,158,418	—	22,158,418

Agency Bonds	—	4,164,697	—	4,164,697
United States Treasury Obligations	—	4,398,453	—	4,398,453
Collateralized Mortgage Obligations	—	3,762,198	—	3,762,198
Adjustable Rate Mortgage Backed Securities	—	1,140,113	—	1,140,113
Mortgage Backed Securities	—	804,132	—	804,132
Municipal Bonds	—	404,648	—	404,648

Short-Term Investments	1,350,644	1,092,843	—	2,443,487

Futures	3,608	—	—	3,608

Total Investments in an Asset Position	$1,354,252	$85,813,721	$—	$87,167,973

Investments in a Liability Position:
Futures	$(61,015)	$—	$—	$(61,015)

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,313,161

Aggregate unrealized (depreciation) of investment securities	(152,144)

Net unrealized appreciation of investment securities	$2,161,017

Cost of investments for tax purposes is $85,003,348.
Subsequent Event Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Short Term Bond Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: November 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: November 29, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer
Date: November 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.